S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 30, 2026 USD ($) $ / shares shares
Without Exercise of Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	186,275
Price Paid or to be Paid for Securities, Total Amount	$ 1,862,750
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
With the Exercise of Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	198,650
Price Paid or to be Paid for Securities, Total Amount	$ 1,986,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
QUANT CORE HOLDINGS LIMITED [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
QUANT CORE HOLDINGS LIMITED [Member] | Ordinary Share [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0167
QUANT CORE HOLDINGS LIMITED [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,725,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0145